Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	75 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2024
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%		3.73%	2.51%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%	3.66%
MSCI EAFE Inst Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%		7.07%	5.74%
MSCI EAFE Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	8.33%